Commitments, Contingent Liabilities and Other (Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2020	¥ 344,417
2021	82,600
2022	55,492
2023	40,349
2024	26,387
Later fiscal years	44,093
Total	¥ 593,338